EQUITY INVESTMENTS - Balance Sheet Summary (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Schedule of Equity Method Investments [Line Items]
Current assets	$ 533,120	$ 547,195
Current liabilities	421,036	308,132
Noncontrolling interests	5,419	6,645
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Current assets	581,048	372,320
Non-current assets	524,831	300,205
Current liabilities	323,664	232,571
Non-current liabilities	321,557	126,648
Noncontrolling interests	$ 402,526	$ 197,270